PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Property, plant and equipment, net consisted of the following:

	December 31,
	2023	2022
	USD in thousands
Cost:
Machinery and laboratory equipment	626	619
Leasehold improvements, office furniture and equipment	171	351
Computers and computer software	237	182
	1,034	1,152
Less: accumulated deprecation	(557)	(504)
Total property and equipment, net	477	648

Depreciation expenses were $284 thousand and $251 thousand for the years ended December 31, 2023 and 2022, respectively.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS